INTANGIBLE ASSETS - Movements in impairment of Intangible assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Value, at the beginning of the year	$ 91,474
Value, at the end of the year	82,608	$ 91,474
Accumulated impairment
Intangible assets
Value, at the beginning of the year	(2,498)
Additions	(2,143)	(2,498)
Value, at the end of the year	$ (4,641)	$ (2,498)